Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT
BALANCE SHEETS
As at December 31, 2019 and 2018

	As at December 31, 2019	As at December 31, 2018
	($ in millions, except per share amounts)
ASSETS
Short-term investments (available for sale)	$—	$—
Fixed income maturities (trading)	75.6	—
Cash and cash equivalents	37.4	55.6
Investments in subsidiaries (1) (2)	2,973.6	3,163.1
Other investments (equity method)	—	3.7
Eurobond issued by subsidiary	—	—
Long-term debt issued by Silverton	—	1.1
Intercompany funds due from affiliates	0.1	—
Right-of-use operating lease assets	1.4	—
Other assets	6.9	9.0
Total assets	$3,095.0	$3,232.5
LIABILITIES
Accrued expenses and other payables	7.2	47.3
Intercompany funds due to affiliates	61.2	120.1
Long-term debt	299.8	424.7
Operating lease liabilities	1.3	—
Total liabilities	$369.5	$592.1
SHAREHOLDERS’ EQUITY
Ordinary Shares:
60,395,839 shares of par value $.01 each (December 31, 2018 — 59,743,156 of par value 0.15144558¢ each)	$0.6	$0.1
Preference Shares:
11,000,000 5.950% shares of par value 0.15144558¢ each (December 31, 2018 — 11,000,000)	—	—
10,000,000 5.625% shares of par value 0.15144558¢ each (December 31, 2018 — 10,000,000)	—	—
10,000,000 5.625% depositary shares of par value 0.15144558¢ each (December 31, 2018 —Nil)	—	—
Additional paid in capital	1,201.7	967.5
Retained earnings (2)	1,514.6	1,791.0
Non-controlling interest	—	3.7
Accumulated other comprehensive income, net of taxes:
Unrealized gains on investments	84.5	(66.8)
Gain/(loss) on derivatives	4.3	0.3
Gains on foreign currency translation	(80.2)	(55.4)
Total accumulated other comprehensive (loss)/income	8.6	(121.9)
Total shareholders’ equity	2,725.5	2,640.4
Total liabilities and shareholders’ equity	$3,095.0	$3,232.5
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(1)
The Company’s investment in subsidiaries are accounted for under the equity method and adjustments to the carrying value of these investments are made based on the Company’s share of capital, including share of income and expenses. Changes in the value were recognized in realized and unrealized investment gains and losses in the statement of operations.

(2)
Investment in subsidiaries and retained earnings have been restated by $15.6 million from January 1, 2017 to account for additional ceded premiums on excess of loss ceded reinsurance contracts for periods December 31, 2016 and prior.

ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
For the Twelve Months Ended December 31, 2019, 2018 and 2017

	Twelve Months Ended December 31, 2019	Twelve Months Ended December 31, 2018	Twelve Months Ended December 31, 2017
	($ in millions)
Operating Activities:
Equity in net earnings of subsidiaries and other investments, equity method	$(415.1)	$(371.3)	$(590.7)
Dividend income	270.0	340.3	373.6
Interest income on Eurobond	—	—	18.7
Net realized and unrealized investment gains/(losses)	2.6	(5.1)	(2.3)
Other income	—	—	—
Total revenues	(142.5)	(36.1)	(200.7)
Expenses:
General, administrative and corporate expenses	(70.2)	(83.8)	(36.2)
Interest expense	(25.7)	(25.9)	(29.5)
Other expense	(3.3)	—	—
(Loss) from operations before income tax	(241.7)	(145.8)	(266.4)
Income tax	—	—	—
Net (loss)	(241.7)	(145.8)	(266.4)
Amount attributable to non-controlling interest	1.2	(1.0)	(1.3)
Net (loss) attributable to Aspen Insurance Holdings Limited ordinary shareholders	(240.5)	(146.8)	(267.7)
Other comprehensive (loss)/income, net of taxes:
Change in unrealized gains on investments	151.3	(76.5)	(12.8)
Net change from current period hedged transactions	4.0	(1.8)	2.6
Change in foreign currency translation adjustment	(24.8)	12.3	(40.6)
Other comprehensive (loss)/income, net of tax	130.5	(66.0)	(50.8)
Comprehensive (loss)	$(110.0)	$(212.8)	$(318.5)

ASPEN INSURANCE HOLDINGS LIMITED
SCHEDULE II  - CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Continued

STATEMENTS OF CASH FLOWS
For the Twelve Months Ended December 31, 2019, 2018 and 2017

	Twelve Months Ended December 31, 2019	Twelve Months Ended December 31, 2018	Twelve Months Ended December 31, 2017
	($ in millions)
Cash Flows From/(Used In) Operating Activities:
Net income (1) (excluding equity in net earnings of subsidiaries)	$174.6	$224.5	$323.0
Adjustments:
Share-based compensation expenses	—	10.1	9.8
Realized and unrealized losses/(gains)	9.6	(0.7)	(2.0)
Loss on derivative contracts	(4.0)	1.8	(2.6)
Amortization of right-to-use operating lease assets	0.3	—	—
Interest on operating lease liabilities	0.2	—	—
Change in other receivables	—	—	—
Change in other assets	2.1	(0.2)	(0.2)
Change in accrued expenses and other payables	(51.2)	51.1	7.0
Change in intercompany activities	(59.0)	63.9	(27.5)
Change in operating lease liabilities	(0.5)	—	—
Net cash generated by operating activities	72.1	350.5	307.5
Cash Flows From/(Used in) Investing Activities:
Proceeds/(purchases) of short term investments	—	—	25.1
Proceeds/(purchases) of fixed income securities	(75.6)	79.4	66.3
Investment in subsidiaries	(82.7)	(215.9)	(111.9)
Repayment of loan notes issued by Silverton	—	18.6	13.5
Investment in Micro-insurance	—	—	(0.1)
Net cash (used in) investing activities	(158.3)	(117.9)	(7.1)
Cash Flows From/(Used in) Financing Activities:
Proceeds from issuance of ordinary shares, net of issuance costs	1.4	2.7	0.5
Proceeds from issuance of preference shares, net of issuance costs	241.6	—	—
Preference shares redeemed	—	—	(293.2)
Ordinary share repurchase	(0.1)	—	(30.0)
Ordinary and preference share dividends paid	(35.9)	(73.4)	(92.4)
Repayment of long-term debt issued by Silverton	(7.7)	—	—
Make-whole payment	(5.5)	(8.6)	—
Minority interest buy-out	(0.8)	—	—
Long-term debt redeemed	(125.0)	(125.0)	—
Cash paid for tax withholding purposes	—	(4.7)	(9.6)
Net cash from/(used in) financing activities	68.0	(209.0)	(424.7)
(Decrease)/increase in cash and cash equivalents	(18.2)	23.6	(124.3)
Cash and cash equivalents — beginning of period	55.6	32.0	156.3
Cash and cash equivalents — end of period	$37.4	$55.6	$32.0
 _________
(1)    Net income has been adjusted for the proportion due to non-controlling interest.